Other operating (income) expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Listing expenses	R$ 0	R$ (319,554)	R$ 0
Gain on bargain purchase	0	0	18,295
Sales of fixed assets	19,121	2,071	8,592
Other operating income	18,449	41,673	29,872
Total	R$ 37,570	R$ (275,810)	R$ 56,759